Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net revenue:
Dialysis Care Revenue	$ 13,801,298,000	$ 12,552,646,000	$ 11,414,734,000
Less: Patient service bad debt provision	409,583,000	302,647,000	284,648,000
Net Dialysis Care	13,391,715,000	12,249,999,000	11,130,086,000
Dialysis Products Revenue	3,345,867,000	3,581,614,000	3,479,641,000
Net revenue	16,737,582,000	15,831,613,000	14,609,727,000
Costs of revenue:
Dialysis Care Cost of Revenue	9,861,253,000	9,131,005,000	8,266,635,000
Dialysis Products Cost of Revenue	1,545,166,000	1,704,762,000	1,604,695,000
Cost of revenues	11,406,419,000	10,835,767,000	9,871,330,000
Gross profit	5,331,163,000	4,995,846,000	4,738,397,000
Operating expenses:
Selling, general and administrative	2,895,581,000	2,644,037,000	2,382,501,000
Research and development	140,302,000	122,114,000	125,805,000
Income (Loss) From Equity Method Investments	(31,452,000)	(24,838,000)	(26,105,000)
Other operating expenses	0	0	0
Operating income	2,326,732,000	2,254,533,000	2,256,196,000
Other (income) expense:
Interest income	(116,575,000)	(84,240,000)	(38,942,000)
Interest expense	508,035,000	495,367,000	447,503,000
Investment gain	0	0	0
Income before income taxes	1,935,272,000	1,843,406,000	1,847,635,000
Income tax expense	622,123,000	583,598,000	592,012,000
Net Income	1,313,149,000	1,259,808,000	1,255,623,000
Less: Net income attributable to noncontrolling interests	283,704,000	214,542,000	145,733,000
Net Income attributable to the Company	$ 1,029,445,000	$ 1,045,266,000	$ 1,109,890,000
Basic income per Ordinary share	$ 3.38	$ 3.46	$ 3.65